UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                --------------

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           SC Fundamental LLC
Address:        747 Third Avenue
                27th Floor
                New York, NY  10017

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Neil H. Koffler
Title:           Member
Phone:           (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                 New York, NY          May  , 2007
---------------------------  -------------------------    -----------
    [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              85
                                            ------------------

Form 13F Information Table Value Total:              $65,703
                                            ------------------
                                               (thousands)


List of Other Included Managers:

                                            NONE

                               SC FUNDAMENTAL LLC
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2007

[PART 1 OF 2 OF TABLE]

                                                               ITEM 4:      ITEM 5:
                                  ITEM 2:        ITEM 3:        Fair      Shares or
        ITEM 1:                   Title of       Cusip         Market     Principal
     Name of Issuer                Class         Number         Value       Amount
-------------------------------------------------------------------------------------------
Abitibi-Consolidated Inc.          Common      003924107        16,920       6,000 SH
Accrete Energy Inc                 Common      00438F108           977         211 SH
Ambase Corp.                       Common      023164106       127,058     270,336 SH
Arizona Star Resources Corp        Common      04059G106     2,127,006     178,740 SH
Auto Data Network Inc              Common      05270Q104        64,800     144,000 SH
Berkeley Tech Inc.                 Sponsored
                                    ADR        08437M107       282,500     332,353 SH
C1 Energy Ltd                      Common      12617Y105       296,371   1,315,090 SH
Cadus Pharmaceutical Corp          Common      127639102       650,032     375,741 SH
Canyon Resources Corp.             Common      138869300             -      86,111 Warrant
Capital Gold Corp                  Common      14018Y106       405,000   1,000,000 SH
Capital Gold Corp                  Common      14018Y106        22,746     250,000 Warrant
Central Securities Corp            Common      155123102       140,157       5,220 SH
CGX Energy Inc                     Common      125405100       178,356     200,400 SH
Chaus Bernard                      Common      162510200       340,200     315,000 SH
Chief Consolidated Mining Co.      Common      168628105        28,882     288,820 SH
China Opportunity Acquisition      Common      16941S205       553,500      90,000 SH
Churchill Ventures Ltd.            Units       17157P208       301,125      37,500 SH
Cinch Energy                       Common      17185X108       269,669     252,941 SH
Claude Resources Inc               Common      182873109     1,726,088   1,268,400 SH
Coalcorp Mining Inc                Common      190135103       851,298   1,584,100 SH
Coalcorp Mining Inc                Common      190135103        27,290     290,000 Warrant
Concord Camera Corp                Common      206156200       654,825     140,219 SH
Courtside Acquistion               Common      22274N102     1,324,800     240,000 SH
Crystallex Intl Corp.              Common      22942F101     1,276,500     345,000 SH
Defiant Resources Corp             Common      24477C107       609,816     453,900 SH
Dekania Corp                       Units       24488U203       445,950      45,000 SH
Del Global Technologies Corp.      Common      245073101       251,679     122,770 SH
Delphi Financial Group             Common      247131105    22,030,189     547,606 SH
Dualex Energy Int'l                Common      26357W103        10,401      37,500 SH
Dundee Precious Metals Inc         Common      265269209     1,053,523     111,000 SH
Dynabazaar Inc                     Common      26779R104       201,000     600,000 SH
ECC Capital Corp                   Common      26826M108     1,215,551   3,038,878 SH
ECHO Healthcare Acquis             Common      27876C107       320,460      42,000 SH
ESG Re Ltd.                        Common      000G312151       31,059     621,180 SH
Excapsa Software Inc               Common      30066E107       974,029   4,331,582 SH
General Finance Corp               Common      369822101       386,580      51,000 SH
Glencairn Gold Corp                Common      377903109       110,618     212,700 SH
Global Power Equipment Group       Common      37941P108        12,675       7,500 SH
Gold Reserve Inc                   Common      38068N108       603,900      90,000 SH
Good Harbor Partners Acq.          Common
                                    - Class B  382094209        84,704      16,740 SH
Grand Banks Energy Corp            Common      38522T105           368         360 SH
Group TMM SA                       Sponsored
                                    ADR        40051D105       371,763     132,300 SH
Grubb & Ellis Realty Advisor       Common      400096103         8,208       1,440 SH
Heico Corp                         Common
                                    - Class A  422806208     4,497,471     143,460 SH
Highview Resources Ltd.            Common      43123G106        23,556     603,920 SH
Highview Resources Ltd.            Common      43123G106             -     267,190 Warrant
Hollinger Inc                      Common      43556C606        60,016     138,480 SH
Hyde Park Acquisition Corp.        Common      448638106       130,500      18,000 SH
Hyde Park Acquisition Corp.        Common      448638114        25,200      18,000 Warrant
Isle Capri Casinos                 Common      464592104     1,990,674      77,700 SH
Israel Growth Partners Acq.        Common      465090207       165,330      33,000 SH
JK Acquisition Corp                Common      47759H106       208,800      36,000 SH
L S Starrett Co                    Common
                                    - Class A  855668109       680,400      37,800 SH
Liberty Homes Inc.                 Common
                                    - Class A  530582204       118,800      26,400 SH
Liberty Homes Inc.                 Common
                                    - Class B  530582303        79,200      12,000 SH
Limoneira Co                       Common      532746104       153,000         600 SH
Loon Energy Inc                    Common      543921100       592,355   1,340,000 SH
Mcrae Industries                   Common      582757209       148,320      12,360 SH
MDU Communication Int'l Inc        Common      582828109             -      12,400 Warrant
MDU Communication Int'l Inc        Common      582828109     1,506,780   1,674,200 SH
Medoro Resources Ltd               Common      58503R209        80,968     161,056 SH
Merchants Group Inc                Common      588539106       599,031      18,180 SH
Middle Kingdon Alliance Corp.      Common
                                    - Class B  595750407     1,250,700     165,000 SH
Middle Kingdon Alliance Corp.      Common
                                    - Class B  595750126       123,750     165,000 Warrant
Molex Inc                          Common
                                    - Class A  608554200     2,084,065      83,731 SH
Next Inc.                          Common      65336T104        61,362     146,100 SH
Oakmont Acquisition Corp           Common      68831P106     1,009,554     180,600 SH
Oakwood Homes                      Common      674098207           461      30,720 SH
Pantheon China Acquisition         Common      698659109       327,600      60,000 SH
Pantheon China Acquisition         Common      698659117        71,400     105,000 Warrant
Petrofalcon Corp                   Common      716474101     1,175,396   1,633,800 SH
Proquest Co                        Common      74346P102       364,500      40,500 SH
Quanta Capital Holdings            Common      B0147K9 US    3,596,478   1,720,803 SH
Renaissance Acq                    Common      75966C305       991,800     180,000 SH
Renaissance Acq                    Common      75966C115        45,098     118,680 Warrant
Silk Road Resources                Common      827101106        88,536      91,200 SH
Simon Worldwide Inc.               Common      828815100        70,200     180,000 SH
Star Scientific Inc                Common      85517P101       172,983     150,420 SH
Sunridge Gold Corp                 Common      86769Q102       348,059     184,200 SH
Transworld Corp                    Common      89336R207     1,288,235     352,941 SH
Truestar Petroleum Corp            Common      897867107         9,852     126,289 SH
Tusk Energy Corp                   Common      900891102       288,637     180,000 SH
Wellman Inc                        Common      949702104       626,400     174,000 SH
West Energy                        Common      952696102       204,906      60,000 SH
Western Goldfields Inc             Common      95828P104        54,088      27,180 SH
                                                            65,703,034







[PART 2 OF 2 OF TABLE]

                                                  ITEM 6:                                        ITEM 8:
                                            INVESTMENT DISCRETION                         VOTING AUTHORITY SHARES
                                               (b) Shares    (c)         ITEM 7:
        ITEM 1:                        (a)     as Defined   Shared      Managers
     Name of Issuer                   Sole     in Instr. V   Other     See Instr. V (a) Sole   (b) Shared  (c) None
---------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated Inc.              6,000       --        --            --            6,000     --         --
Accrete Energy Inc                       211       --        --            --              211     --         --
Ambase Corp.                         270,336       --        --            --          270,336     --         --
Arizona Star Resources Corp          178,740       --        --            --          178,740     --         --
Auto Data Network Inc                144,000       --        --            --          144,000     --         --
Berkeley Tech Inc.
                                     332,353       --        --            --          332,353     --         --
C1 Energy Ltd                      1,315,090       --        --            --        1,315,090     --         --
Cadus Pharmaceutical Corp            375,741       --        --            --          375,741     --         --
Canyon Resources Corp.                86,111       --        --            --           86,111     --         --
Capital Gold Corp                  1,000,000       --        --            --        1,000,000     --         --
Capital Gold Corp                    250,000       --        --            --          250,000     --         --
Central Securities Corp                5,220       --        --            --            5,220     --         --
CGX Energy Inc                       200,400       --        --            --          200,400     --         --
Chaus Bernard                        315,000       --        --            --          315,000     --         --
Chief Consolidated Mining Co.        288,820       --        --            --          288,820     --         --
China Opportunity Acquisition         90,000       --        --            --           90,000     --         --
Churchill Ventures Ltd.               37,500       --        --            --           37,500     --         --
Cinch Energy                         252,941       --        --            --          252,941     --         --
Claude Resources Inc               1,268,400       --        --            --        1,268,400     --         --
Coalcorp Mining Inc                1,584,100       --        --            --        1,584,100     --         --
Coalcorp Mining Inc                  290,000       --        --            --          290,000     --         --
Concord Camera Corp                  140,219       --        --            --          140,219     --         --
Courtside Acquistion                 240,000       --        --            --          240,000     --         --
Crystallex Intl Corp.                345,000       --        --            --          345,000     --         --
Defiant Resources Corp               453,900       --        --            --          453,900     --         --
Dekania Corp                          45,000       --        --            --           45,000     --         --
Del Global Technologies Corp.        122,770       --        --            --          122,770     --         --
Delphi Financial Group               547,606       --        --            --          547,606     --         --
Dualex Energy Int'l                   37,500       --        --            --           37,500     --         --
Dundee Precious Metals Inc           111,000       --        --            --          111,000     --         --
Dynabazaar Inc                       600,000       --        --            --          600,000     --         --
ECC Capital Corp                   3,038,878       --        --            --        3,038,878     --         --
ECHO Healthcare Acquis                42,000       --        --            --           42,000     --         --
ESG Re Ltd.                          621,180       --        --            --          621,180     --         --
Excapsa Software Inc               4,331,582       --        --            --        4,331,582     --         --
General Finance Corp                  51,000       --        --            --           51,000     --         --
Glencairn Gold Corp                  212,700       --        --            --          212,700     --         --
Global Power Equipment Group           7,500       --        --            --            7,500     --         --
Gold Reserve Inc                      90,000       --        --            --           90,000     --         --
Good Harbor Partners Acq.
                                      16,740       --        --            --           16,740     --         --
Grand Banks Energy Corp                  360       --        --            --              360     --         --
Group TMM SA
                                     132,300       --        --            --          132,300     --         --
Grubb & Ellis Realty Advisor           1,440       --        --            --            1,440     --         --
Heico Corp
                                     143,460       --        --            --          143,460     --         --
Highview Resources Ltd.              603,920       --        --            --          603,920     --         --
Highview Resources Ltd.              267,190       --        --            --          267,190     --         --
Hollinger Inc                        138,480       --        --            --          138,480     --         --
Hyde Park Acquisition Corp.           18,000       --        --            --           18,000     --         --
Hyde Park Acquisition Corp.           18,000       --        --            --           18,000     --         --
Isle Capri Casinos                    77,700       --        --            --           77,700     --         --
Israel Growth Partners Acq.           33,000       --        --            --           33,000     --         --
JK Acquisition Corp                   36,000       --        --            --           36,000     --         --
L S Starrett Co
                                      37,800       --        --            --           37,800     --         --
Liberty Homes Inc.
                                      26,400       --        --            --           26,400     --         --
Liberty Homes Inc.
                                      12,000       --        --            --           12,000     --         --
Limoneira Co                             600       --        --            --              600     --         --
Loon Energy Inc                    1,340,000       --        --            --        1,340,000     --         --
Mcrae Industries                      12,360       --        --            --           12,360     --         --
MDU Communication Int'l Inc           12,400       --        --            --           12,400     --         --
MDU Communication Int'l Inc        1,674,200       --        --            --        1,674,200     --         --
Medoro Resources Ltd                 161,056       --        --            --          161,056     --         --
Merchants Group Inc                   18,180       --        --            --           18,180     --         --
Middle Kingdon Alliance Corp.
                                     165,000       --        --            --          165,000     --         --
Middle Kingdon Alliance Corp.
                                     165,000       --        --            --          165,000     --         --
Molex Inc
                                      83,731       --        --            --           83,731     --         --
Next Inc.                            146,100       --        --            --          146,100     --         --
Oakmont Acquisition Corp             180,600       --        --            --          180,600     --         --
Oakwood Homes                         30,720       --        --            --           30,720     --         --
Pantheon China Acquisition            60,000       --        --            --           60,000     --         --
Pantheon China Acquisition           105,000       --        --            --          105,000     --         --
Petrofalcon Corp                   1,633,800       --        --            --        1,633,800     --         --
Proquest Co                           40,500       --        --            --           40,500     --         --
Quanta Capital Holdings            1,720,803       --        --            --        1,720,803     --         --
Renaissance Acq                      180,000       --        --            --          180,000     --         --
Renaissance Acq                      118,680       --        --            --          118,680     --         --
Silk Road Resources                   91,200       --        --            --           91,200     --         --
Simon Worldwide Inc.                 180,000       --        --            --          180,000     --         --
Star Scientific Inc                  150,420       --        --            --          150,420     --         --
Sunridge Gold Corp                   184,200       --        --            --          184,200     --         --
Transworld Corp                      352,941       --        --            --          352,941     --         --
Truestar Petroleum Corp              126,289       --        --            --          126,289     --         --
Tusk Energy Corp                     180,000       --        --            --          180,000     --         --
Wellman Inc                          174,000       --        --            --          174,000     --         --
West Energy                           60,000       --        --            --           60,000     --         --
Western Goldfields Inc                27,180       --        --            --           27,180     --         --

